Risk information - Corporate exposures by industry (GICS) (Details) - Credit risk - SEK (kr) kr in Billions	Dec. 31, 2018	Dec. 31, 2017
Risk information
Gross exposure	kr 337.4	kr 327.2
Net exposure	337.4	327.2
Corporates
Risk information
Gross exposure	221.6	222.7
Net exposure	119.5	109.7
Corporates | IT and telecom
Risk information
Gross exposure	79.6	88.4
Net exposure	13.0	12.9
Corporates | Industry
Risk information
Gross exposure	46.9	41.9
Net exposure	41.0	36.4
Corporates | Finance
Risk information
Gross exposure	27.6	32.2
Net exposure	16.6	19.9
Corporates | Commodities
Risk information
Gross exposure	24.5	21.9
Net exposure	19.0	16.8
Corporates | Consumer goods
Risk information
Gross exposure	21.8	18.3
Net exposure	20.4	15.9
Corporates | Electricity, water and gas
Risk information
Gross exposure	15.0	14.1
Net exposure	5.6	4.4
Corporates | Healthcare
Risk information
Gross exposure	3.5	3.0
Net exposure	3.2	2.7
Corporates | Energy
Risk information
Gross exposure	2.5	2.9
Net exposure	0.5	kr 0.7
Corporates | Other
Risk information
Gross exposure	0.2
Net exposure	kr 0.2